Schedule of Investments (unaudited) September 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 88.8%

Australia — 7.2%
Adelaide Brighton Ltd.	15,333	$31,587
AGL Energy Ltd.	6,013	77,790
Altium Ltd.	1,559	35,183
Alumina Ltd.	9,862	15,800
Ansell Ltd.	15,034	278,300
Aristocrat Leisure Ltd.	34,392	711,058
AusNet Services	85,962	105,315
Australia & New Zealand Banking Group Ltd.	32,734	628,809
Bank of Queensland Ltd.(a)	7,538	50,482
BHP Group Ltd.	56,054	1,385,126
BHP Group PLC	5,175	110,534
Carsales.com Ltd.	1,203	12,429
Challenger Ltd.	2,282	11,365
Charter Hall Group	9,782	76,935
CIMIC Group Ltd.	7,646	162,463
Cleanaway Waste Management Ltd.	7,713	10,162
Coca-Cola Amatil Ltd.	4,839	34,821
Cochlear Ltd.	2,558	359,973
Commonwealth Bank of Australia(a)	13,199	719,998
Crown Resorts Ltd.	2,686	21,850
CSL Ltd.	4,759	752,455
CSR Ltd.	40,908	118,009
Domino’s Pizza Enterprises Ltd.(a)	1,207	37,838
Fortescue Metals Group Ltd.	8,977	53,433
Goodman Group	17,731	169,717
GPT Group	4,107	17,079
IDP Education Ltd.	15,869	166,992
Independence Group NL	3,655	15,900
JB Hi-Fi Ltd.	432	9,919
Macquarie Group Ltd.	8,543	757,270
Magellan Financial Group Ltd.	5,901	205,533
Medibank Pvt Ltd.	47,381	108,811
National Australia Bank Ltd.	21,530	431,681
Newcrest Mining Ltd.	2,579	59,512
Northern Star Resources Ltd.	1,372	10,197
Oil Search Ltd.	7,018	34,646
Orica Ltd.	3,652	55,614
Orora Ltd.	18	35
Platinum Asset Management Ltd.	5,955	17,061
Qantas Airways Ltd.	31,777	135,042
QBE Insurance Group Ltd.	32,210	273,218
Ramsay Health Care Ltd.	567	24,840
REA Group Ltd.	4,063	297,035
Rio Tinto Ltd.	6,794	425,542
Rio Tinto PLC	4,336	225,396
Scentre Group	119,901	318,103
Sonic Healthcare Ltd.	1,678	31,817
South32 Ltd.	19,716	34,773
Spark Infrastructure Group(b)	61,306	89,378
Sydney Airport(b)	21,432	116,294
Telstra Corp. Ltd.	20,156	47,779
Treasury Wine Estates Ltd.	9,807	123,096

Security	Shares	Value

Australia (continued)
Vicinity Centres	50,973	$88,437
Wesfarmers Ltd.	4,836	129,933
Westpac Banking Corp.	30,358	606,329
WiseTech Global Ltd.	788	18,518
Woodside Petroleum Ltd.	12,131	265,027
Woolworths Group Ltd.	23,641	594,893

		11,707,132

Austria — 0.3%
Erste Group Bank AG(c)	5,008	165,512
Raiffeisen Bank International AG	413	9,578
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	50,667
Wienerberger AG	13,996	340,707

		566,464

Belgium — 1.0%
Anheuser-Busch InBev SA	5,819	553,850
Groupe Bruxelles Lambert SA	2,689	258,112
UCB SA	10,314	748,305

		1,560,267

China — 0.5%
BOC Hong Kong Holdings Ltd.	225,500	765,171

Denmark — 1.7%
AP Moeller — Maersk A/S, Class B	115	130,000
Chr Hansen Holding A/S	2,748	232,793
Danske Bank A/S	1,051	14,622
Demant A/S(c)	809	20,710
DSV A/S	4,082	387,994
FLSmidth & Co. A/S	576	25,057
Genmab A/S(c)	676	137,352
GN Store Nord A/S	4,598	186,387
H Lundbeck A/S	3,396	112,586
ISS A/S	4,790	118,425
Novo Nordisk A/S, Class B	13,017	672,668
Novozymes A/S, Class B	2,628	110,537
Rockwool International A/S, -B Shares	49	9,798
Royal Unibrew A/S	1,672	137,756
SimCorp A/S	2,770	243,285
Topdanmark A/S	299	14,433
Tryg A/S	5,903	169,124

		2,723,527

Finland — 1.2%
DNA OYJ	400	9,105
Fortum OYJ	10,326	244,068
Kesko OYJ, Class B	2,149	135,739
Kone OYJ, Class B	21,602	1,229,378
UPM-Kymmene OYJ	2,298	67,857
Valmet OYJ	5,353	103,844

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Wartsila OYJ	13,562	$151,745

		1,941,736

France — 11.0%
Air Liquide SA	4,497	640,013
Airbus SE	5,107	663,034
Arkema SA	1,955	182,258
AXA SA	2,505	63,962
BNP Paribas SA	1,113	54,111
Bouygues SA	14,050	562,657
Capgemini SE	2,283	268,826
Christian Dior SE	2,065	976,930
Cie de Saint-Gobain	262	10,268
Cie Generale des Etablissements Michelin SCA	668	74,377
CNP Assurances	2,266	43,790
Credit Agricole SA	8,407	101,756
Danone SA	3,601	317,182
Dassault Aviation SA	55	77,812
Dassault Systemes SE	4,965	707,295
Edenred	14,306	686,256
Eiffage SA	2,360	244,649
Engie SA	36,039	588,234
EssilorLuxottica SA	1,792	258,369
Gaztransport Et Technigaz SA	1,530	151,376
Hermes International	138	95,314
Ingenico Group SA	224	21,832
Ipsen SA	1,408	133,572
Kering SA	705	359,257
Korian SA	251	10,318
L’Oreal SA	6,472	1,810,017
Lagardere SCA	5,633	124,584
LVMH Moet Hennessy Louis Vuitton SE	5,289	2,098,462
Natixis SA	13,874	57,482
Nexity SA	607	28,895
Orange SA	8,307	130,021
Pernod Ricard SA	5,146	915,890
Peugeot SA	1,016	25,358
Publicis Groupe SA(a)	7,446	366,382
Rexel SA	1,069	11,434
Rubis SCA	1,350	78,411
Safran SA	4,440	699,079
Sanofi	7,897	731,521
Sartorius Stedim Biotech	1,616	226,035
Schneider Electric SE	14,631	1,279,365
SCOR SE	4,346	179,435
Societe Generale SA	1,028	28,159
SOITEC(c)	114	11,260
Sopra Steria Group	79	9,838
SPIE SA	1,066	21,331
Teleperformance	976	211,477
Television Francaise 1	1,472	12,921
TOTAL SA	15,426	803,182
UbiSoft Entertainment SA(c)	525	37,848

Security	Shares	Value

France (continued)
Veolia Environnement SA	12,684	$321,306
Vinci SA	1,084	116,767
Vivendi SA	7,121	194,850
Worldline SA(c)(d)	283	17,828

		17,842,586

Germany — 7.0%
adidas AG	2,163	673,438
Allianz SE, Registered Shares	7,381	1,718,090
alstria office REIT-AG	1,039	17,825
Bayer AG, Registered Shares	8,071	568,627
Bayerische Motoren Werke AG	3,306	232,829
Beiersdorf AG	837	98,686
Carl Zeiss Meditec AG, Bearer Shares	1,221	139,164
CompuGroup Medical SE	1,727	103,905
Continental AG	94	12,061
CTS Eventim AG & Co. KGaA	1,053	59,324
Daimler AG, Registered Shares	6,943	345,185
Deutsche Post AG, Registered Shares	15,593	519,640
Deutsche Telekom AG, Registered Shares	17,555	294,450
Duerr AG	463	12,015
DWS Group GmbH & Co. KGaA(d)	458	13,521
Evonik Industries AG	15,089	372,491
Freenet AG	5,060	104,131
Fresenius Medical Care AG & Co. KGaA	1,595	107,184
Fresenius SE & Co. KGaA	8,177	382,525
Grand City Properties SA	900	20,248
HeidelbergCement AG	3,382	244,349
Hella GmbH & Co. KGaA	274	12,248
Hochtief AG	3,790	431,909
HUGO BOSS AG	1,364	73,027
Jenoptik AG	2	50
K+S AG, Registered Shares	1,430	19,811
KION Group AG	413	21,719
LEG Immobilien AG	1,173	134,231
MTU Aero Engines AG	1,262	335,335
Nemetschek SE	3,379	172,173
Puma SE	2,398	185,547
Rational AG	31	22,230
Rocket Internet SE(c)(d)	389	10,046
SAP SE	12,621	1,485,155
Siemens AG, Registered Shares	5,789	619,684
Siemens Healthineers AG(d)	1,918	75,420
Software AG	10,882	298,762
Stroeer SE & Co. KGaA	220	16,751
Symrise AG	1,727	167,880
TAG Immobilien AG(c)	2,011	45,892
Talanx AG(c)	187	8,081
Telefonica Deutschland Holding AG	190,114	530,056
TUI AG(a)	13,757	159,773
Uniper SE	2,343	76,841
Volkswagen AG	843	144,915

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Wirecard AG	869	$139,074
Zalando SE(c)(d)	2,013	91,912

		11,318,210

Hong Kong — 2.6%
AIA Group Ltd.	133,000	1,254,328
CK Asset Holdings Ltd.	8,000	54,201
CK Hutchison Holdings Ltd.	80,000	706,250
CLP Holdings Ltd.	10,500	110,364
Hang Seng Bank Ltd.	5,800	124,976
Henderson Land Development Co. Ltd.	39,404	183,537
HKT Trust & HKT Ltd.(b)	36,000	57,108
Hong Kong Exchanges & Clearing Ltd.	1,000	29,310
Hongkong Land Holdings Ltd.	81,300	457,086
Jardine Matheson Holdings Ltd.	2,100	112,386
Kerry Properties Ltd.	74,500	229,393
MTR Corp. Ltd.	4,000	22,433
Sun Hung Kai Properties Ltd.	6,500	93,410
Swire Pacific Ltd., Class A	15,500	144,263
Swire Properties Ltd.	38,400	120,514
Techtronic Industries Co. Ltd.	38,000	264,487
Wheelock & Co. Ltd.	47,000	267,767

		4,231,813

Ireland — 0.1%
Kingspan Group PLC	1,899	92,728
Smurfit Kappa Group PLC	1,925	57,241

		149,969

Israel — 0.2%
Bank Hapoalim BM(c)	11,679	92,023
Bank Leumi Le-Israel BM	15,745	112,102
Delek Group Ltd.	98	11,383
Elbit Systems Ltd.	168	27,891
First International Bank of Israel Ltd.(c)	386	10,275
Gazit-Globe Ltd.	1,345	13,587
Nice Ltd.(c)	87	12,539
Teva Pharmaceutical Industries Ltd.(c)	1,465	10,133

		289,933

Italy — 0.9%
A2A Spa	6,699	12,294
Azimut Holding Spa	633	11,879
Banca Mediolanum Spa	1,464	10,989
Buzzi Unicem Spa	2,060	47,239
Ferrari NV	4,699	725,117
Interpump Group Spa	1,105	34,923
Italgas SpA	9,495	61,273
Mediobanca Banca di Credito Finanziario Spa	13,526	147,647
Moncler Spa	6,752	240,664
Nexi Spa(c)(d)	915	9,323

Security	Shares	Value

Italy (continued)
Snam Spa	32,740	$165,377

		1,466,725

Japan — 22.2%
Advantest Corp.	2,000	89,156
AEON Financial Service Co. Ltd.	1,200	18,144
AGC, Inc.	10,700	333,437
Aica Kogyo Co. Ltd.	600	17,769
Amada Holdings Co. Ltd.	5,200	56,350
Amano Corp.	400	12,233
Aoyama Trading Co. Ltd.	6,900	120,427
Aozora Bank Ltd.	4,900	122,796
Asahi Group Holdings Ltd.	700	34,764
Asahi Kasei Corp.	13,800	136,897
Astellas Pharma, Inc.	29,900	427,694
Benefit One, Inc.	600	11,390
Benesse Holdings, Inc.	6,000	156,301
Brother Industries Ltd.	2,300	41,910
Calbee, Inc.	700	21,835
Canon Marketing Japan, Inc.	600	12,793
Canon, Inc.	13,100	350,322
Capcom Co. Ltd.	1,400	37,262
Central Japan Railway Co.	2,100	433,040
Chubu Electric Power Co., Inc.	12,100	175,518
Chugai Pharmaceutical Co. Ltd.	3,000	234,441
Citizen Watch Co. Ltd.(a)	38,400	188,389
COMSYS Holdings Corp.	600	17,058
Credit Saison Co. Ltd.	2,700	36,408
CyberAgent, Inc.	500	19,274
Dai-ichi Life Holdings, Inc.	40,300	612,676
Daicel Corp.(a)	7,700	65,508
Daiichi Sankyo Co. Ltd.	4,600	290,671
Daikin Industries Ltd.	2,200	290,156
Daito Trust Construction Co. Ltd.	2,000	256,157
Daiwa House Industry Co. Ltd.	3,200	104,015
Daiwa Securities Group, Inc.	27,600	123,517
Denka Co. Ltd.	400	11,082
Denso Corp.	5,800	256,287
Dentsu, Inc.	3,400	120,224
DIC Corp.	400	11,175
DMG Mori Co. Ltd.	1,300	18,580
East Japan Railway Co.	7,600	726,731
Eisai Co. Ltd.	4,500	229,891
Electric Power Development Co. Ltd.	4,500	102,873
FamilyMart Co. Ltd.	500	12,217
Fancl Corp.	1,200	32,049
FANUC Corp.	1,100	207,926
Fast Retailing Co. Ltd.(a)	1,100	656,204
Fuji Media Holdings, Inc.	2,500	32,301
FUJIFILM Holdings Corp.	6,600	290,733
Fujitsu Ltd.	100	8,037
Furukawa Electric Co. Ltd.	800	19,442
Glory Ltd.	1,000	28,107
GS Yuasa Corp.	600	10,421

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hino Motors Ltd.	3,200	$26,519
HIS Co. Ltd.	500	12,441
Hitachi Capital Corp.	600	12,246
Hitachi Ltd.	4,800	179,761
Honda Motor Co. Ltd.	21,400	560,347
Hoshizaki Corp.	1,400	110,357
Hoya Corp.	600	49,142
Idemitsu Kosan Co. Ltd.	500	14,186
IHI Corp.	500	10,953
Iida Group Holdings Co. Ltd.	5,300	86,535
Isetan Mitsukoshi Holdings Ltd.	15,800	126,531
Isuzu Motors Ltd.	7,400	81,973
ITOCHU Corp.	7,900	163,638
Izumi Co. Ltd.	300	11,766
Japan Airlines Co. Ltd.	7,800	231,655
Japan Post Bank Co. Ltd.(a)	10,900	105,873
Japan Post Holdings Co. Ltd.	32,800	302,665
Japan Post Insurance Co. Ltd.	5,800	87,794
Japan Tobacco, Inc.	22,400	490,776
JFE Holdings, Inc.	13,400	162,305
JTEKT Corp.	12,100	139,744
JXTG Holdings, Inc.	100,850	460,980
K’s Holdings Corp.	1,400	15,247
Kajima Corp.	13,700	180,489
Kakaku.com, Inc.	4,800	118,577
Kandenko Co. Ltd.	1,300	11,662
Kaneka Corp.	600	18,803
Kao Corp.	11,500	853,034
Kawasaki Heavy Industries Ltd.	500	11,148
KDDI Corp.	27,400	714,941
Kewpie Corp.	500	11,711
Keyence Corp.	800	497,964
Kirin Holdings Co. Ltd.	18,900	402,188
Komatsu Ltd.	6,000	138,359
Konami Holdings Corp.	2,000	96,887
Konica Minolta, Inc.	16,500	115,443
Kubota Corp.	2,500	38,022
Kurita Water Industries Ltd.	500	13,461
Kyocera Corp.	1,400	87,291
Kyowa Exeo Corp.	500	12,186
Kyowa Kirin Co. Ltd.	1,300	25,317
Lintec Corp.	4,300	85,598
Mabuchi Motor Co. Ltd.	700	26,253
Marubeni Corp.	30,900	206,071
Mazda Motor Corp.	22,000	197,193
MEIJI Holdings Co. Ltd.	800	58,518
Miraca Holdings, Inc.	4,600	105,222
Mitsubishi Chemical Holdings Corp.	7,400	53,039
Mitsubishi Corp.	2,000	49,246
Mitsubishi Electric Corp.	9,000	120,061
Mitsubishi Estate Co. Ltd.	11,600	224,304
Mitsubishi Gas Chemical Co., Inc.	15,700	211,163
Mitsubishi Heavy Industries Ltd.	7,900	310,536
Mitsubishi Motors Corp.	59,200	258,277

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	222,300	$1,132,143
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,200	12,761
Mitsui & Co. Ltd.	31,300	514,147
Mitsui Fudosan Co. Ltd.	7,900	196,608
Mizuho Financial Group, Inc.	188,300	289,371
MS&AD Insurance Group Holdings, Inc.	7,000	227,529
Murata Manufacturing Co. Ltd.	900	43,621
Nagase & Co. Ltd.	600	8,428
NEC Corp.	4,900	207,204
NET One Systems Co. Ltd.	400	10,851
Nexon Co. Ltd.(c)	1,900	23,085
NH Foods Ltd.	700	28,184
Nidec Corp.	900	121,879
Nifco, Inc.	500	12,015
Nikon Corp.	6,000	75,272
Nintendo Co. Ltd.	900	335,247
Nippon Building Fund, Inc.	3	23,049
Nippon Electric Glass Co. Ltd.	8,300	185,584
Nippon Paper Industries Co. Ltd.	700	11,438
Nippon Shokubai Co. Ltd.	200	11,418
Nippon Steel Corp.	6,200	86,876
Nippon Telegraph & Telephone Corp.	11,200	535,849
Nippon Television Holdings, Inc.	800	10,297
Nissan Chemical Corp.	300	12,561
Nissan Motor Co. Ltd.	73,900	461,384
Nisshinbo Holdings, Inc.	8,900	69,650
Nitori Holdings Co. Ltd.	900	132,075
Nitto Denko Corp.	5,300	256,812
NOK Corp.	1,200	17,893
Nomura Research Institute Ltd.	1,400	27,975
NTN Corp.(a)	35,500	102,578
NTT Data Corp.	1,200	15,574
NTT DOCOMO, Inc.	26,400	674,114
Obayashi Corp.	1,100	11,001
Obic Co. Ltd.	200	22,918
Oji Holdings Corp.	33,300	156,343
Olympus Corp.	3,800	51,482
Ono Pharmaceutical Co. Ltd.	6,500	118,378
Oriental Land Co. Ltd.	1,200	182,898
ORIX Corp.	34,200	511,597
Otsuka Corp.	2,300	92,049
Otsuka Holdings Co. Ltd.	7,800	293,007
Panasonic Corp.	17,500	142,619
Penta-Ocean Construction Co. Ltd.	2,300	12,771
PeptiDream, Inc.(c)	1,000	47,799
Pigeon Corp.	400	16,563
Pola Orbis Holdings, Inc.	11,900	268,267
Recruit Holdings Co. Ltd.	21,200	647,734
Relo Group, Inc.	500	12,317
Rengo Co. Ltd.	1,400	10,118
Resona Holdings, Inc.	78,700	338,657
Ricoh Co. Ltd.	13,900	125,757
Ryohin Keikaku Co. Ltd.	7,000	131,226

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sanwa Holdings Corp.	1,100	$12,360
SCSK Corp.	400	18,824
Secom Co. Ltd.	3,400	311,120
Seino Holdings Co Ltd.	700	8,788
Seria Co. Ltd.	400	9,734
Seven & i Holdings Co. Ltd.	10,400	398,583
Shimizu Corp.	9,800	89,022
Shin-Etsu Chemical Co. Ltd.	2,800	301,309
Shionogi & Co. Ltd.	2,700	150,533
Shiseido Co. Ltd.	3,800	304,985
Skylark Holdings Co. Ltd.	1,000	18,207
SMC Corp.	100	42,983
Softbank Corp.(a)	15,900	215,440
SoftBank Group Corp.	16,000	631,367
Sompo Holdings, Inc.	1,600	67,195
Sony Corp.	7,800	461,043
Subaru Corp.(a)	5,600	158,368
Sumitomo Chemical Co. Ltd.	45,900	207,228
Sumitomo Corp.	12,600	197,259
Sumitomo Mitsui Financial Group, Inc.	21,700	745,658
Sumitomo Mitsui Trust Holdings, Inc.	3,700	133,984
Sumitomo Realty & Development Co. Ltd.	2,400	91,623
Sumitomo Rubber Industries Ltd.	8,600	102,409
Sundrug Co. Ltd.	5,400	170,388
Suntory Beverage & Food Ltd.	700	29,968
Suzuki Motor Corp.	3,100	132,058
T&D Holdings, Inc.	33,700	360,109
Taiheiyo Cement Corp.	800	21,497
Taisei Corp.(a)	8,300	323,011
Taisho Pharmaceutical Holdings Co. Ltd.	200	14,624
Takashimaya Co. Ltd.	2,300	26,904
Takeda Pharmaceutical Co. Ltd.	18,200	624,545
Terumo Corp.	1,700	55,009
TIS, Inc.	1,200	69,334
Tokio Marine Holdings, Inc.	7,500	402,353
Tokyo Broadcasting System Holdings, Inc.	700	11,406
Tokyo Electron Ltd.	2,700	518,734
Tokyo Tatemono Co. Ltd.	700	9,880
Tokyu Fudosan Holdings Corp.	23,000	147,204
Topcon Corp.	600	8,008
Toshiba Corp.	4,300	131,530
Toyobo Co. Ltd.	800	10,539
Toyota Boshoku Corp.	600	8,439
Toyota Motor Corp.	19,500	1,309,624
Trend Micro, Inc.	4,500	215,048
TS Tech Co. Ltd.	4,900	149,873
TV Asahi Holdings Corp.	600	9,472
Ube Industries Ltd.	21,100	428,651
Ulvac, Inc.	500	20,248
Yahoo! Japan Corp.	62,100	174,960
Yamaguchi Financial Group, Inc.	4,800	33,151

Security	Shares	Value

Japan (continued)
Yamaha Motor Co. Ltd.	9,800	$178,655
Yamato Holdings Co. Ltd.	11,100	167,700
Yamato Kogyo Co. Ltd.	400	9,972
Zenkoku Hosho Co. Ltd.	1,800	70,340
Zeon Corp.(a)	10,900	133,638

		36,040,853

Luxembourg — 0.0%
ArcelorMittal	699	9,834
RTL Group SA	263	12,645
Tenaris SA	3,610	38,289

		60,768

Macau — 0.1%
Galaxy Entertainment Group Ltd.	2,000	12,399
Sands China Ltd.	40,000	180,747

		193,146

Netherlands — 4.3%
Adyen NV(c)(d)	134	88,122
Aegon NV	81,623	338,991
ASM International NV	1,082	99,546
ASML Holding NV	3,523	873,751
ASR Nederland NV	9,183	338,849
BE Semiconductor Industries NV	1,990	62,250
Euronext NV(d)	374	30,623
ING Groep NV	40,937	427,658
Koninklijke DSM NV	3,987	479,962
Koninklijke Philips NV	8,439	389,958
NN Group NV	17,071	604,972
Randstad NV	3,676	180,477
Royal Dutch Shell PLC — ADR, Class A	48,625	1,426,071
Royal Dutch Shell PLC, Class B	35,119	1,037,957
Signify NV(d)	3,116	85,636
Wolters Kluwer NV	6,858	500,394

		6,965,217

New Zealand — 0.0%
Contact Energy Ltd.	1,970	10,536
Vector Ltd.	5,687	12,825

		23,361

Norway — 0.4%
Aker Solutions ASA(c)	13	35
DNB ASA	27,669	487,749
Dolphin Drilling ASA(c)	8	1
Leroy Seafood Group ASA	2,657	16,163
Schibsted ASA, Class A	1,725	51,049
TGS Nopec Geophysical Co. ASA	844	21,362
Tomra Systems ASA	3,341	89,278

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Yara International ASA	704	$30,353

		695,990

Portugal — 0.2%
Galp Energia SGPS SA	26,604	400,102

Singapore — 0.9%
CapitaLand Mall Trust	60,900	115,935
DBS Group Holdings Ltd.(a)	5,300	95,883
Keppel REIT(a)	11,500	10,483
Oversea-Chinese Banking Corp. Ltd.	35,800	281,438
Singapore Exchange Ltd.	5,900	36,197
Singapore Technologies Engineering Ltd.	51,000	141,766
Singapore Telecommunications Ltd.	87,500	196,326
Suntec Real Estate Investment Trust	126,500	174,028
United Overseas Bank Ltd.	20,100	373,559
Venture Corp. Ltd.	2,000	22,177

		1,447,792

South Africa — 0.3%
Anglo American PLC	24,155	555,130

Spain — 2.9%
Acciona SA	957	101,283
Acerinox SA	3,149	26,967
ACS Actividades de Construccion y Servicios SA	4,702	187,873
Aena SME SA(d)	2,764	505,959
Amadeus IT Group SA	5,204	372,875
Applus Services SA	1,393	18,066
Banco Bilbao Vizcaya Argentaria SA	132,117	687,733
Banco Santander SA	63,034	256,474
Bankinter SA	1,615	10,191
CaixaBank SA	16,733	43,890
CIE Automotive SA	426	10,682
Grifols SA	3,259	96,069
Iberdrola SA	44,316	460,610
Industria de Diseno Textil SA	16,431	508,499
Mediaset Espana Comunicacion SA	9	58
Merlin Properties Socimi SA	2,973	41,507
Repsol SA	29,809	464,901
Telefonica SA	124,131	948,503

		4,742,140

Sweden — 2.3%
AAK AB	652	12,637
Assa Abloy AB, Class B	36,123	803,056
Elekta AB, B Shares, Class B	10,680	140,536
Epiroc AB, Class A	8,194	88,742
Evolution Gaming Group AB(d)	1,266	24,879
Fabege AB	8,867	146,070
Hexagon AB, Class B	807	38,873
Industrivarden AB, Class C	12,388	271,000
Investor AB, Class B	8,121	396,607

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B	9,110	$239,518
Saab AB	879	25,218
Skandinaviska Enskilda Banken AB, Class A	14,952	137,389
SSAB AB, A Shares	6,507	18,092
Swedbank AB, Class A	3,804	54,784
Swedish Match AB	1,848	76,430
Telefonaktiebolaget LM Ericsson, Class B	19,590	156,452
Telia Co. AB	2	9
Volvo AB, Class B	82,224	1,153,859

		3,784,151

Switzerland — 8.8%
Banque Cantonale Vaudoise, Registered Shares	69	52,800
Barry Callebaut AG, Registered Shares	38	78,376
Cie Financiere Richemont SA, Registered Shares	1,342	98,349
Clariant AG, Registered Shares(c)	1,140	22,205
Coca-Cola HBC AG(c)	405	13,228
Dormakaba Holding AG(c)	15	9,674
Dufry AG, Registered Shares(c)	1,250	104,564
Flughafen Zuerich AG, Registered Shares	1,401	259,325
Galenica AG(c)(d)	3,587	206,023
Geberit AG, Registered Shares	236	112,781
Givaudan SA, Registered Shares	130	362,833
LafargeHolcim Ltd., Registered Shares(c)	13,722	675,722
Landis+Gyr Group AG(c)	841	75,384
Logitech International SA, Registered Shares	8,972	364,599
Nestle SA, Registered Shares	33,791	3,664,784
Novartis AG, Registered Shares	27,705	2,404,432
OC Oerlikon Corp. AG, Registered Shares	2,908	29,193
Partners Group Holding AG	314	241,138
PSP Swiss Property AG, Registered Shares	1,516	192,474
Roche Holding AG	10,289	2,995,791
Sika AG, Registered Shares	2,932	428,986
Sonova Holding AG, Registered Shares	238	55,378
Straumann Holding AG, Registered Shares	607	496,495
Sunrise Communications Group AG(a)(c)(d)	6,492	505,157
Swiss Re AG	1,276	133,143
Temenos AG, Registered Shares(c)	2,291	383,628
UBS Group AG, Registered Shares(c)	37,274	423,225

		14,389,687

United Kingdom — 12.7%
Ashmore Group PLC	8,562	53,269

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ashtead Group PLC	13,299	$369,839
Associated British Foods PLC	1	28
AstraZeneca PLC	11,371	1,015,305
Auto Trader Group PLC(d)	70,069	439,169
Aviva PLC	5,130	25,184
Barratt Developments PLC	4,834	38,482
Bellway PLC	249	10,236
boohoo Group PLC(c)	11,269	36,715
BP PLC	155,894	986,927
British American Tobacco PLC	28,238	1,042,836
British Land Co. PLC	27,148	195,297
Bunzl PLC	4,164	108,844
Centrica PLC	173,696	157,505
Compass Group PLC	50,622	1,302,641
Croda International PLC	206	12,306
CYBG PLC	7,813	11,005
Dechra Pharmaceuticals PLC	275	9,361
Diageo PLC(a)	50,120	2,047,416
Dialog Semiconductor PLC(c)	1,873	88,707
Direct Line Insurance Group PLC	42,350	156,251
Electrocomponents PLC	9,435	74,591
Experian PLC	13,376	427,752
Fiat Chrysler Automobiles NV	6,549	84,861
GlaxoSmithKline PLC	100,034	2,144,188
Greggs PLC	3,164	81,343
Halma PLC	1,337	32,363
Hays PLC	28,483	52,804
HomeServe PLC	1,079	15,735
HSBC Holdings PLC	265,963	2,037,877
IG Group Holdings PLC	26,052	193,026
Inchcape PLC	16,394	127,264
Intertek Group PLC	11,063	744,675
ITV PLC	41,996	65,048
JD Sports Fashion PLC	14,460	133,463
John Wood Group PLC	5,538	25,819
Jupiter Fund Management PLC	9,227	40,332
Land Securities Group PLC(a)	1,247	13,133
Legal & General Group PLC	193,660	591,112
Lloyds Banking Group PLC	819,100	542,997
Man Group PLC	34,488	74,043
Moneysupermarket.com Group PLC	20,370	94,731
National Grid PLC	50,779	549,799
Pearson PLC	9,814	88,995
Prudential PLC	1,331	24,119
Reckitt Benckiser Group PLC	2,114	165,060
RELX PLC	12,640	300,196
Rentokil Initial PLC	27,551	158,403
Rightmove PLC	3,920	26,524
Rolls-Royce Holdings PLC(c)	5,769	56,056
Rotork PLC	3,418	13,074

Security	Shares	Value

United Kingdom (continued)
Royal Mail PLC	56,450	$146,569
Schroders PLC	2,454	92,758
Severn Trent PLC	7,891	210,037
Spirax-Sarco Engineering PLC	493	47,497
SSP Group PLC	10,556	80,380
Standard Life Aberdeen PLC	10,678	37,502
Subsea 7 SA	11,492	118,200
Tate & Lyle PLC	9,360	84,681
Taylor Wimpey PLC	5,871	11,654
Unilever NV	19,917	1,195,964
Unilever PLC	8,555	514,172
Vodafone Group PLC	316,074	629,716
WH Smith PLC	2,103	51,387
WM Morrison Supermarkets PLC	120,443	296,558
WPP PLC	3,283	41,108

		20,644,889

Total Common Stocks — 88.8% (Cost — $136,729,909)		144,506,759

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	254	14,110
Porsche Automobil Holding SE, Preference Shares, 0.00%	442	28,653
Sartorius AG, Preference Shares	1,692	308,469
Volkswagen AG, Preference Shares, 0.00%	2,544	432,697

Total Preferred Stocks — 0.5% (Cost — $781,478)		783,929

Total Long-Term Investments — 89.3% (Cost — $137,511,387)		145,290,688

Short-Term Securities — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(e)(f)(g)	4,359,146	4,361,326
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(e)(g)	1,319,362	1,319,362

Total Short-Term Securities — 3.5% (Cost — $5,679,685)		5,680,688

Total Investments — 92.8% (Cost — $143,191,072)		150,971,376

Other Assets Less Liabilities — 7.2%		11,635,394

Net Assets — 100.0%		$162,606,770

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(g)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,307,282	(1,948,136)	4,359,146	$4,361,326	$21,844	(b)	$1,858	$866
BlackRock Cash Funds: Treasury, SL Agency Shares	1,531,004	(211,642)	1,319,362	1,319,362	24,231		—	—

				$5,680,688	$46,075		$1,858	$866

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts

AGC	Assured Guarantee Corp.

FTSE	Financial Times Stock Exchange

NOK	Norwegian Krone

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Yen Denom Nikkei Index	48	12/12/19	$4,853	$27,475
SPI 200 Index	3	12/19/19	338	1,311
Euro Stoxx 50 Index	199	12/20/19	7,711	26,189
FTSE 100 Index	33	12/20/19	2,996	11,873

				$66,848

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual/semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$11,707,132	$—	$11,707,132
Austria	50,667	515,797	—	566,464
Belgium	—	1,560,267	—	1,560,267
China	—	765,171	—	765,171
Denmark	—	2,723,527	—	2,723,527
Finland	—	1,941,736	—	1,941,736
France	77,812	17,764,774	—	17,842,586
Germany	1,325,224	9,992,986	—	11,318,210
Hong Kong	—	4,231,813	—	4,231,813
Ireland	92,728	57,241	—	149,969
Israel	—	289,933	—	289,933
Italy	—	1,466,725	—	1,466,725
Japan	—	36,040,853	—	36,040,853
Luxembourg	—	60,768	—	60,768
Macau	—	193,146	—	193,146
Netherlands	—	6,965,217	—	6,965,217
New Zealand	—	23,361	—	23,361
Norway	—	695,990	—	695,990
Portugal	—	400,102	—	400,102
Singapore	—	1,447,792	—	1,447,792
South Africa	—	555,130	—	555,130
Spain	—	4,742,140	—	4,742,140
Sweden	—	3,784,151	—	3,784,151
Switzerland	—	14,389,687	—	14,389,687
United Kingdom	208,761	20,436,128	—	20,644,889

Schedule of Investments (unaudited) (continued) September 30, 2019	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$—	$783,929	$—	$783,929
Short-Term Securities	5,680,688	—	—	5,680,688

	$7,435,880	$143,535,496	$—	$150,971,376

Derivative Financial Instruments(a)
Assets:
Equity contracts	$66,848	$—	$—	$66,848

(a)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.